Related Parties (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of selling general and administrative expenses
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Staffing and management services	$578	$134	$1,683	$6,054
Rent - fixed compensation	168	145	442	435
IT services	636	—	1,721	—
Total	$1,382	$279	$3,846	$6,489